Debt: - Department of Energy Loan Guarantee (Details)		12 Months Ended
	Mar. 15, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 22, 2019 USD ($)	Sep. 30, 2017 USD ($)	Sep. 28, 2017 USD ($)	Sep. 22, 2017 USD ($)	Feb. 20, 2014 USD ($) item
Debt
Aggregate borrowings including capitalized interest		$ 9,347,307,000	$ 8,232,703,000
Long-term debt proceeds		$ 813,028,000	544,503,000	$ 790,385,000
Vogtle Units No. 3 & No. 4
Debt
Guarantee Obligations Maximum Exposure Received			$ 1,104,000,000
Commercial paper | Subsequent Event
Debt
Repayment of outstanding commercial paper	$ 436,600,000
Long-term debt
Debt
Maximum borrowing capacity							$ 4,676,749,167
Ownership interests voting required to continue construction (as a percent)		90.00%
Long-term debt | Department of Energy guarantee
Debt
Aggregate borrowings including capitalized interest		$ 1,794,723,000
Long-term debt | FFB
Debt
Number of future advance promissory notes | item									2
Maximum borrowing capacity		$ 4,676,749,167				$ 1,619,679,706			$ 3,057,069,461
Long-term debt | FFB | Subsequent Event
Debt
Aggregate borrowings including capitalized interest	$ 585,000,000
Long-term debt | FFB | Vogtle Units No. 3 & No. 4
Debt
Term of debt		5 years
Period of cessation of construction activities which would result in prepayment of outstanding principal		12 months
Period of failure to fund operation and maintenance expenses which would result in prepayment of outstanding principal		12 months
Long-term debt | FFB | Maximum
Debt
Maximum borrowing capacity designated for capitalized interest							$ 335,471,604
Aggregate borrowings including capitalized interest								$ 3,057,069,461
Long-term debt | FFB | Department of Energy guarantee
Debt
Aggregate borrowings including capitalized interest						$ 1,619,679,706
Long-term debt | FFB | Department of Energy guarantee | Subsequent Event | Services Agreement
Debt
Guarantee Obligations Maximum Exposure Received					$ 4,676,749,167
Long-term debt | FFB | US Treasury Securities, Current Yield
Debt
Spread on variable rate (as a percent)		0.375%